SP 500 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		22.99%	19.05%	20.67%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.06%	17.63%	19.46%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.59%	14.82%	17.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		18.99%	18.78%	20.99%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.